MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Supplement dated December 18, 2024 to the
Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective January 1, 2025, the following information supplements the information under the heading Portfolio Manager(s) in the section titled Management (on page 43 of the Prospectus):
Donald J. Easley is an Associate Portfolio Manager and Vice President at T. Rowe Price Investment Management. He has managed the Fund since January 2025.
Ashley R. Woodruff is an Associate Portfolio Manager and Vice President at T. Rowe Price Investment Management. She has managed the Fund since January 2025.
Effective January 1, 2025, the following information supplements the information for T. Rowe Price Associates, Inc. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 72 of the Prospectus:
Donald J. Easley
is a portfolio manager of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Mr. Easley is an Associate Portfolio Manager and Vice President for T. Rowe Price Investment Management. He joined the Firm in 2000, and his investment experience dates from 1999. During the past five years, he has served as a portfolio manager and an associate portfolio manager.
Ashley R. Woodruff
is a portfolio manager of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Ms. Woodruff is an Associate Portfolio Manager and Vice President for T. Rowe Price Investment Management. She worked for the Firm from 2007 through 2013 and rejoined the Firm in 2018, and her investment experience dates from 2001. During the past five years, she has served as an equity research analyst and an associate portfolio manager.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-24-06

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
(the “Fund”)
Supplement dated December 18, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective January 1, 2025, the following information replaces similar information for the Fund found on page B-117 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Small and Mid Cap Blend Fund are Brian W. H. Berghuis, Vincent DeAugustino, Donald J. Easley, Alex Roik, Joshua K. Spencer, J. David Wagner, and Ashley R. Woodruff.
The following information supplements the information for the Fund found on page B-118 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Donald J. Easley
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Ashley R. Woodruff
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of October 31, 2024.
** Does not include the MM Select T. Rowe Price Small and Mid Cap Blend Fund.
Ownership of Securities:
As of October 31, 2024, Mr. Easley and Ms. Woodruff did not own any shares of the MM Select T. Rowe Price Small and Mid Cap Blend Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-24-06